FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):                 811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:      PRINCIPLED EQUITY
                                                       MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                20 WILLIAM STREET
                                                       WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                 CHRISTOPHER Y. WILLIAMS
                                                       5072 ANNUNCIATION CIRCLE
                                                       SUITE 317
                                                       AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER:                         (239) 304-1679


DATE OF REPORTING PERIOD:                              SEPTEMBER 30, 2009

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2009
                                  (Unaudited)


                                                             Value
  Quantity                                                  (Note 1)

         COMMON STOCK - 99.65%

         Advertising Industry -- 0.33%
   2,400 Omnicom Group................................ $        88,656
                                                       ----------------


         Aerospace/Defense Industry -- 0.17%
   1,100 Rockwell Automation Inc. ....................          46,860
                                                       ----------------


         Air Delivery & Freight Services Industry --
         1.38%
   6,600 United Parcel Service........................         372,702
                                                       ----------------


         Air Transport Industry -- 0.53%
   1,400 Fedex Corporation............................         105,308
   4,050 Southwest Airlines Company...................          38,880
                                                       ----------------
                                                               144,188
                                                       ----------------

         Auto & Truck Industry -- 0.40%
     900 Cummins Inc..................................          40,329
   1,800 Paccar Incorporated..........................          67,878
                                                       ----------------
                                                               108,207
                                                       ----------------

         Auto Parts (OEM) Industry -- 0.28%
     700 Arvinmeritor.................................           5,474
   2,200 Johnson Controls Inc. .......................          56,232
     600 Superior Industries International............           8,520
   1,300 Synovus Financial Corporation................           4,875
                                                       ----------------
                                                                75,101
                                                       ----------------

         Auto Parts (Replacement) Industry -- 1.06%
   7,550 Genuine Parts Company........................         287,353
                                                       ----------------


         Bank Industry -- 7.03%
   3,900 BB&T Corporation.............................         106,236
  21,575 Bank of America Corporation .................         365,049
   5,530 Bank of New York Mellon Corporation..........         160,315
     900 Capital One Financial........................          32,157
  16,000 Citigroup Incorporated.......................          77,440
  11,200 J.P. Morgan Chase & Co. .....................         490,784
     600 Keycorp......................................           3,900
   1,100 M & T Bank Corp. ............................          68,552
   1,229 PNC Financial Services Group.................          59,717
   1,500 State Street Corp............................          78,900

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2009
                                  (Unaudited)
                                  (Continued)

                                                             Value
  Quantity                                                  (Note 1)

         Bank Industry (Continued)
   1,500 Suntrust Banks...............................          33,825
  14,995 Wells Fargo and Company......................         422,559
                                                       ----------------
                                                             1,899,434
                                                       ----------------

         Bank (Midwest) Industry -- 1.08%
   1,100 Comerica Incorporated........................          32,637
   2,700 Fifth Third Bankcorp.........................          27,351
   1,100 Northern Trust...............................          63,976
   7,728 US Bankcorp (New)............................         168,934
                                                       ----------------
                                                               292,898
                                                       ----------------

         Bank (Southeast) Industry -- 0.11%
     600 Fiserv Incorporated..........................          28,920
                                                       ----------------


         Beverage (Soft Drink) Industry -- 3.01%
   7,000 Coca Cola Company............................         375,900
   2,000 Coca Cola Enterprises Incorporated...........          42,820
   6,700 Pepsico Incorporated.........................         393,022
                                                       ----------------
                                                               811,742
                                                       ----------------

         Biotechnology Research & Development
         Industry -- 0.49%
   2,600 Biogen Idec Incorporated.....................         131,352
                                                       ----------------


         Business Services (Other) Industry -- 0.31%
   1,300 Convergys Corporation........................          12,922
     300 MasterCard Corporation.......................          60,645
     629 Total System Services Incorporated...........          10,133
                                                       ----------------
                                                                83,700
                                                       ----------------

         Chemical (Specialty) Industry -- 0.79%
   2,600 Praxair Incorporated.........................         212,394
                                                       ----------------


         Communication Equipment Industry -- 0.29%
   2,800 DirecTV Group Incorporated...................          77,224
                                                       ----------------


         Communication (Other) Industry -- 0.22%
   2,200 Juniper Networks.............................          59,444
                                                       ----------------


         Communication Services (Diversified)
         Industry -- 0.22%
   1,600 American Tower Corporation...................          58,240
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2009
                                  (Unaudited)
                                  (Continued)

                                                             Value
  Quantity                                                  (Note 1)

         Computer & Peripherals Industry -- 4.44%
   2,800 Apple Incorporated...........................         518,980
   6,900 Dell Inc. ...................................         105,294
   7,400 EMC Corporation..............................         126,096
   8,300 Hewlett Packard Company......................         391,843
   1,800 Ingram Micro Inc. ...........................          30,330
   2,800 Sun Microsystems Incorporated................          25,452
                                                       ----------------
                                                             1,197,995
                                                       ----------------

         Computer Software & Services Industry --
         4.15%
   1,600 Adobe Sys Incorporated.......................          52,864
   1,800 Automatic Data Processing Incorporated.......          70,740
   2,550 CA Incorporated..............................          56,075
     400 Citrix Systems Incorporated..................          15,692
   3,000 Compuware Corporation........................          21,990
  23,600 Microsoft Corporation........................         606,992
   2,700 Nvidia Corp..................................          40,581
  12,329 Oracle Corporation...........................         256,936
                                                       ----------------
                                                             1,121,870
                                                       ----------------

         Computer Systems (Diversified) Industry --
         1.90%
   4,300 International Business Machines Corp.........         514,323
                                                       ----------------


         Consumer & Business Services Industry --
         0.16%
   1,500 Paychex Incorporated.........................          43,575
                                                       ----------------


         Credit Services Industry -- 0.18%
   3,020 Discover Financial Services..................          49,015
                                                       ----------------


         Drug Industry -- 4.22%
   2,300 Allergan Incorporated........................         130,548
   6,400 Amerisourcebergen Corp.......................         143,232
   7,700 Amgen Incorporated...........................         463,771
   3,500 Genzyme Corporation - General Division.......         198,555
   3,698 Medco Health Solutions, Inc. ................         204,536
                                                       ----------------
                                                             1,140,642
                                                       ----------------

         Drugstore Industry -- 1.43%
  10,300 Walgreen Company.............................         385,941
                                                       ----------------


         Electrical Equipment Industry -- 1.13%
   3,800 Emerson Electric Company.....................         152,304
   1,600 Grainger, WW Incorporated....................         142,976
     600 Qlogic Corp..................................          10,320
                                                       ----------------
                                                               305,600
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2009
                                  (Unaudited)
                                  (Continued)

                                                             Value
  Quantity                                                  (Note 1)

         Electronics Industry -- 0.10%
     900 Thomas and Betts Corporation.................          27,072
                                                       ----------------


         Environmental Industry -- 0.90%
   3,100 AutoNation Incorporated......................          56,048
   1,000 Flowserve Corporation........................          98,540
   3,300 Republic Services Group......................          87,681
                                                       ----------------
                                                               242,269
                                                       ----------------

         Financial Services Industry -- 2.65%
   4,100 American Express Company.....................         138,990
   1,560 Ameriprise Financial Inc. ...................          56,675
     650 Broadridge Financial Solutions...............          13,065
   1,700 Deluxe Corporation...........................          29,070
     600 Franklin Resources Incorporated..............          60,360
   1,100 H&R Block Incorporated.......................          20,218
     900 Janus Capital Group Incorporated                       12,762
   4,340 Morgan Stanley...............................         134,019
     800 Price T Rowe Group Inc.......................          36,560
   2,100 Prudential Financial.........................         104,811
   5,650 Schwab (Chas) Corporation....................         108,198
                                                       ----------------
                                                               714,728
                                                       ----------------

         Food Processing Industry -- 2.90%
   1,100 Campbell Soup Company........................          35,882
   4,400 General Mills Incorporated...................         283,272
   8,000 Hershey Co./ The.............................         310,880
   3,100 Kellogg Company..............................         152,613
                                                       ----------------
                                                               782,647
                                                       ----------------

         Food Wholesalers Industry -- 0.95%
     300 Supervalu Incorporated.......................           4,518
  10,100 Sysco Corporation............................         250,985
                                                       ----------------
                                                               255,503
                                                       ----------------

         Furniture/Home Furnishings Industry -- 0.10%
   1,400 Leggett & Platt..............................          27,160
                                                       ----------------


         Grocery Industry -- 0.13%
   1,800 Safeway Incorporated.........................          35,496
                                                       ----------------


         Healthcare Info Systems Industry -- 0.79%
   3,600 McKesson Corporation.........................         214,380
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2009
                                  (Unaudited)
                                  (Continued)

                                                             Value
  Quantity                                                  (Note 1)

         Heavy Construction Industry -- 0.11%
   3,200 Global Industries Ltd. ......................          30,400
                                                       ----------------


         Homebuilding Industry -- 0.05%
   1,200 D.R. Horton Incorporated.....................          13,692
                                                       ----------------


         Household Products Industry -- 2.84%
   1,982 Newell Rubbermaid Incorporated...............          31,098
  12,700 Procter & Gamble Company.....................         735,584
                                                       ----------------
                                                               766,682
                                                       ----------------

         Independent Oil & Gas Industry -- 2.42%
   2,600 Chesapeake Energy............................          73,840
   2,000 EOG Resources................................         167,020
   2,900 Newfield Exploration Company.................         123,424
   1,300 Noble Energy Incorporated....................          85,748
   1,423 Plains Exploration & Production Co. .........          39,360
   4,000 XTO Energy Incorporated......................         165,280
                                                       ----------------
                                                               654,672
                                                       ----------------

         Industrial Materials Industry -- 0.28%
   2,000 Peabody Energy Corporation...................          74,440
                                                       ----------------


         Industrial Services Industry -- 0.29%
   3,800 Nabors Industries Ltd........................          79,420
                                                       ----------------


         Insurance (Diversified) Industry -- 1.19%
   2,008 Lincoln National Corporation.................          52,027
   8,000 Lowe's Companies Incorporated................         167,520
     600 MBIA Inc ....................................           4,656
   1,500 MGIC Investment Corporation..................          11,115
   2,400 Marsh and McLennan Companies.................          59,352
   1,300 Unum Group...................................          27,872
                                                       ----------------
                                                               322,542
                                                       ----------------

         Insurance (Life) Industry -- 0.67%
   2,000 AFLAC Incorporated...........................          85,480
   2,500 MetLife Incorporated.........................          95,175
                                                       ----------------
                                                               180,655
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2009
                                  (Unaudited)
                                  (Continued)

                                                             Value
  Quantity                                                  (Note 1)

         Insurance (Property/Casualty) Industry --
         1.78%
   2,900 Allstate Corporation.........................          88,798
   1,800 Chubb Corporation............................          90,738
     661 Cincinnati Financial.........................          17,179
   1,400 Hartford Financial Services Group............          37,100
   5,400 Progressive Corporation......................          89,532
   3,213 Travelers Companies, Inc. / The..............         158,176
                                                       ----------------
                                                               481,523
                                                       ----------------

         Internet Auction Industry - 0.30%
   3,400 EBay Incorporated............................          80,240
                                                       ----------------


         Internet Software & Services Industry --
         0.25%
   4,149 Symantec Corporation.........................          68,334
                                                       ----------------


         Investment Company (Domestic) Industry --
         0.60%
   5,100 NStar........................................         162,282
                                                       ----------------


         Investments (Diversified) Industry -- 0.23%
     200 CME Group Incorporated.......................          61,638
                                                       ----------------


         Manufacturing - Communication/Industrial
         Products Industry -- 0.02%
     587 JDS Uniphase.................................           4,174
                                                       ----------------


         Manufacturing - Electronics (General)
         Industry -- 0.13%
   1,625 Molex Incorporated...........................          33,930
                                                       ----------------


         Machinery Industry -- 0.26%
     200 Snap On Incorporated.........................           6,952
   1,500 Stanley Works................................          64,035
                                                       ----------------
                                                                70,987
                                                       ----------------

         Machinery (Construction & Mining) Industry
         -- 0.59%
   3,700 Deere and Company............................         158,804
                                                       ----------------


         Medical (Clinical Supplies & Services)
         Industry -- 0.85%
   4,400 Quest Diagnostics Incorporated...............         229,636
                                                       ----------------


         Medical Services Industry -- 0.15%
   2,600 IMS Health...................................          39,910
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2009
                                  (Unaudited)
                                  (Continued)

                                                             Value
  Quantity                                                  (Note 1)

         Management Services Industry -- 0.86%
   2,900 Express Scripts Incorporated.................         224,982
     338 Gartner Incorporated.........................           6,175
                                                       ----------------
                                                               231,157
                                                       ----------------

         Manufacturing (General) Industry -- 1.06%
   3,400 3M Company...................................         250,920
     500 Diebold, Inc.................................          16,465
     900 Lexmark International........................          19,386
                                                       ----------------
                                                               286,771
                                                       ----------------

         Medical Instruments & Supplies Industry --
         3.89%
  12,800 Abbott Laboratories..........................         633,216
   2,800 Cardinal Health Incorporated.................          75,040
   1,400 Carefusion Corporation.......................          30,520
   2,100 Hill Rom Holdings Incorporated...............          45,738
   7,200 Medtronic Incorporated.......................         264,960
                                                       ----------------
                                                             1,049,474
                                                       ----------------

         Metal Fabricating Industry -- 1.08%
   6,800 Illinois Tool Works Incorporated.............         290,428
                                                       ----------------


         Natural Gas (Distribution) Industry -- 0.86%
   2,200 Pioneer Natural..............................          79,838
   4,600 WGL Holdings.................................         152,444
                                                       ----------------
                                                               232,282
                                                       ----------------

         Natural Gas (Diversified) Industry -- 0.94%
   4,300 Southwestern Energy Company..................         183,524
   3,900 Williams Companies Incorporated..............          69,693
                                                       ----------------
                                                               253,217
                                                       ----------------

         Newspaper Industry -- 0.12%
   2,500 Gannett Incorporated.........................          31,275
                                                       ----------------


         Office Equipment & Supplies Industry -- 0.65%
   1,000 Office Depot Incorporated....................           6,620
   5,000 Pitney Bowes Incorporated....................         124,250
   1,950 Staples Incorporated.........................          45,279
                                                       ----------------
                                                               176,149
                                                       ----------------

         Oil Exploration Industry -- 0.26%
   1,612 Cimarex Energy Co............................          69,832
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2009
                                  (Unaudited)
                                  (Continued)

                                                             Value
  Quantity                                                  (Note 1)

         Oil and Gas Refining & Marketing Industry --
         0.42%
   2,100 Hess Corporation.............................         112,266
                                                       ----------------

         Oil & Gas Equipment & Services Industry --
         1.06%
   2,200 Cameron International Corporation............          83,204
   1,700 Range Resources Corporation..................          83,912
   6,300 Spectra Energy...............................         119,322
                                                       ----------------
                                                               286,438
                                                       ----------------

         Oilfield Services/Equipment Industry -- 1.73%
   2,300 Ensco International Incorporated.............          97,842
   6,200 Halliburton Company..........................         168,144
   2,390 National Oilwell Varco Incorporated..........         103,081
   2,400 Rowan Companies Incorporated.................          55,368
   1,500 Smith International Incorporated.............          43,050
                                                       ----------------
                                                               467,485
                                                       ----------------

         Packaging & Container Industry -- 1.42%
   6,200 Aptargroup Inc. .............................         231,632
   1,800 Bemis Company Incorporated...................          46,638
   5,400 Sealed Air Corporation.......................         106,002
                                                       ----------------
                                                               384,272
                                                       ----------------

         Paper & Forest Products Industry -- 0.20%
      48 Kadant Incorporated..........................             582
   1,700 Plum Creek Timber Company....................          52,088
                                                       ----------------
                                                                52,670
                                                       ----------------

         Personal Services Industry -- 0.26%
   3,685 Western Union Company........................          69,720
                                                       ----------------


         Petroleum (Integrated) Industry -- 2.10%
   3,016 Devon Energy Corporation.....................         203,067
   4,500 Marathon Oil Company.........................         143,550
   2,400 Murphy Oil Corporation.......................         138,168
   2,900 Sunoco Incorporated..........................          82,505
                                                       ----------------
                                                               567,290
                                                       ----------------

         Petroleum (Producing) Industry -- 0.68%
   2,000 Apache Corporation...........................         183,660
                                                       ----------------


         Pharmaceutical Research and Development
         Industry -- 1.26%
   7,300 Gilead Sciences Inc. ........................         339,450
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2009
                                  (Unaudited)
                                  (Continued)

                                                             Value
  Quantity                                                  (Note 1)

         Publishing Industry -- 0.19%
   2,000 Mcgraw Hill Company Incorporated.............          50,280
                                                       ----------------


         Railroad Industry -- 1.59%
   3,300 CSX Corporation..............................         138,138
   3,400 Norfolk Southern Corporation.................         146,574
   2,500 Union Pacific Corporation....................         145,875
                                                       ----------------
                                                               430,587
                                                       ----------------

         Real Estate Investment Trust Industry --
         0.21%
     830 Simon Property Group Inc. ...................          57,627
                                                       ----------------


         Real Estate (Other) Industry -- 0.18%
   2,100 AMB Property.................................          48,195
                                                       ----------------


         Rental & Leasing Industry -- 0.05%
   1,200 United Rentals...............................          12,360
                                                       ----------------


         Restaurant Industry -- 0.98%
     700 Darden Restaurants Incorporated..............          23,891
   4,200 McDonalds Corporation........................         239,694
                                                       ----------------
                                                               263,585
                                                       ----------------

         Retail Building Supply Industry -- 1.22%
  12,400 Home Depot Incorporated......................         330,336
                                                       ----------------


         Retail (Online) Industry -- 0.31%
     900 Amazon Incorporated..........................          84,024
                                                       ----------------


         Retail (Special Lines) Industry -- 0.16%
   1,100 Tiffany & Co ................................          42,383
                                                       ----------------


         Retail Store Industry -- 1.70%
   2,100 American Eagle Outfitters, Incorporated......          35,406
     800 BJ's Wholesale Club Incorporated.............          28,976
   4,300 Borders Group, Incorporated..................          13,373
   5,000 CVS/Caremark Corporation.....................         178,700
   1,700 Costco Wholesale Corporation.................          95,846
     100 Foot Locker Inc. ............................           1,195
   5,800 Macy's Group Incorporated ...................         106,082
                                                       ----------------
                                                               459,578
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2009
                                  (Unaudited)
                                  (Continued)

                                                             Value
  Quantity                                                  (Note 1)

         Retail (Televisions, Radios, and
         Electronics) Industry -- 0.22%
   1,575 Best Buy.....................................          59,094
                                                       ----------------



         Scientific & Technical Instruments Industry
         -- 0.52%
   3,200 Thermo Fisher Scientific Inc. ...............         139,744
                                                       ----------------


         Securities Brokerage Industry -- 0.97%
   1,400 Goldman Sachs Group..........................         258,090
      87 Piper Jaffray Companies......................           4,152
                                                       ----------------
                                                               262,242
                                                       ----------------

         Semiconductor Industry -- 2.75%
   1,800 Altera Corporation...........................          36,918
   2,200 Analog Devices Incorporated..................          60,676
   1,800 Broadcom Corporation Class A.................          55,242
  17,400 Intel Corporation............................         340,518
   1,800 LSI Corporation..............................           9,882
   2,200 Micron Technology Incorporated...............          18,040
   8,300 Motorola Incorporated........................          71,297
   4,800 Texas Instruments............................         113,712
   1,500 Xilinx Incorporated..........................          35,130
                                                       ----------------
                                                               741,415
                                                       ----------------

         Semiconductor Capital Equipment Industry --
         0.46%
   5,900 Applied Materials Incorporated...............          78,942
   1,000 KLA-Tencor Corporation.......................          35,860
     400 Novellus Systems Incorporated................           8,392
                                                       ----------------
                                                               123,194
                                                       ----------------

         Shipping Services Industry -- 0.73%
   2,400 Seacor Holdings Inc. ........................         195,912
                                                       ----------------


         Shoe Industry -- 0.29%
   1,200 Nike Incorporated............................          77,640
                                                       ----------------


         Steel (General) Industry -- 0.25%
   1,300 Nucor Corporation............................          61,113
     400 Steel Dynamics Inc...........................           6,136
                                                       ----------------
                                                                67,249
                                                       ----------------

         Technology (Information) Services Industry
         -- 1.29%
     700 Google Inc Class A...........................         347,095
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2009
                                  (Unaudited)
                                  (Continued)

                                                             Value
  Quantity                                                  (Note 1)

         Telecommunication Equipment Industry -- 1.63%
  18,300 Cisco Systems Incorporated...................         430,782
   1,400 Tellabs Incorporated.........................           9,688
                                                       ----------------
                                                               440,470
                                                       ----------------


         Telecommunication Services Industry -- 5.44%
  27,790 A T & T Corporation..........................         750,608
     874 Century Tel Inc..............................          29,366
   9,050 Comcast Corp. Class A........................         152,764
   5,600 Qualcomm Incorporated........................         251,888
   9,400 Verizon Communications.......................         284,538
                                                       ----------------
                                                             1,469,164
                                                       ----------------

         Thrift Industry -- 0.05%
   2,900 Federal Home Loan Mortgage Association.......           5,220
   5,500 Federal National Mortgage Association........           8,360
                                                       ----------------
                                                                13,580
                                                       ----------------

         Toiletries/Cosmetics Industry -- 0.48%
   3,800 Avon Products Incorporated...................         129,048
                                                       ----------------


         Transportation Industry -- 0.26%
   3,100 Harley-Davidson Inc..........................          71,300
                                                       ----------------


         Utilities (Natural Gas) Industry -- 0.62%
   5,900 Atmos Energy Corporation.....................         166,262
                                                       ----------------


         Utility (Diversified) Industry -- 0.71%
   4,300 UGI Corporation..............................         107,758
   3,600 Vectren Corporation..........................          82,944
                                                       ----------------
                                                               190,702
                                                       ----------------

         Water Utility Industry -- 0.74%
  10,000 American Water Works Co. ....................         199,400
                                                       ----------------



         COMMON STOCK TOTAL...........................      26,906,894
                                                       ----------------



         CASH, RECEIVABLES & LIABILITIES 0.35%
         Cash & Other Assets Less Liabilities.........          93,998
                                                       ----------------



         TOTAL PORTFOLIO.............................. $    27,000,892
                                                       ================